ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%

Aerospace/Defense – 3.9%
HEICO Corp.	17,147	$2,776,614

Auto Parts & Equipment – 5.4%
Miller Industries, Inc.	99,480	3,900,611

Building Materials – 10.2%
Carrier Global Corp.	63,243	3,491,014
Trex Co., Inc.*	62,312	3,840,288
Total Building Materials		7,331,302

Chemicals – 6.9%
Celanese Corp.	25,135	3,154,945
Stepan Co.	24,380	1,827,769
Total Chemicals		4,982,714

Commercial Services – 4.1%
Moody’s Corp.	9,428	2,980,851

Computers – 3.5%
Science Applications International Corp.	24,018	2,534,860

Diversified Financial Services – 3.9%
Intercontinental Exchange, Inc.	25,227	2,775,474

Food – 3.2%
Hershey Co. (The)	11,364	2,273,709

Healthcare - Products – 14.0%
Abbott Laboratories	24,071	2,331,276
Danaher Corp.	9,946	2,467,602
Stryker Corp.	10,810	2,954,049
Thermo Fisher Scientific, Inc.	4,686	2,371,913
Total Healthcare - Products		10,124,840

Insurance – 3.9%
Aflac, Inc.	37,031	2,842,129

Leisure Time – 3.8%
Polaris, Inc.(a)	25,955	2,702,954

Machinery - Diversified – 7.2%
Middleby Corp. (The)*	19,295	2,469,760
Otis Worldwide Corp.	33,517	2,691,750
Total Machinery - Diversified		5,161,510

Media – 3.9%
FactSet Research Systems, Inc.	6,432	2,812,456

Packaging & Containers – 3.0%
Silgan Holdings, Inc.	50,843	2,191,842

Pharmaceuticals – 3.9%
Cencora, Inc.	15,780	2,839,927

Software – 18.8%
Broadridge Financial Solutions, Inc.	19,376	3,469,273
Fair Isaac Corp.*	4,235	3,678,225
Fiserv, Inc.*	26,274	2,967,911
Intuit, Inc.	6,660	3,402,860
Total Software		13,518,269

Total Common Stocks (Cost $64,946,133)		71,750,062

MONEY MARKET FUNDS – 4.2%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.23%(b)	353,946	353,946
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.30%(b)(c)	2,702,469	2,702,469

Total Money Market Funds (Cost $3,056,415)		3,056,415

Total Investments – 103.8% (Cost $68,002,548)		74,806,477
Liabilities in Excess of Other Assets – (3.8%)		(2,739,810)
Net Assets – 100.0%		$72,066,667

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,648,801; the aggregate market value of the collateral held by the fund is $2,702,469.
(b)	Rate shown reflects the 7-day yield as of September 30, 2023.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES FOCUSED EQUITY ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$71,750,062	$-	$-	$71,750,062
Money Market Funds	3,056,415	-	-	3,056,415
Total	$74,806,477	$-	$-	$74,806,477

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	3.9%
Auto Parts & Equipment	5.4
Building Materials	10.2
Chemicals	6.9
Commercial Services	4.1
Computers	3.5
Diversified Financial Services	3.9
Food	3.2
Healthcare - Products	14.0
Insurance	3.9
Leisure Time	3.8
Machinery - Diversified	7.2
Media	3.9
Packaging & Containers	3.0
Pharmaceuticals	3.9
Software	18.8
Money Market Funds	4.2
Total Investments	103.8
Liabilities in Excess of Other Assets	(3.8)
Net Assets	100.0%